Investment Objectives and Goals	Oct. 20, 2026
xETFs Samsung Group ETF
Prospectus [Line Items]
Risk/Return [Heading]	xETFs Samsung Group ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The xETFs Samsung Group ETF (the “Samsung Fund” or the “Fund”) seeks long-term capital appreciation.
xETFs Hyundai Group ETF
Prospectus [Line Items]
Risk/Return [Heading]	xETFs Hyundai Group ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The xETFs Hyundai Group ETF (the “Hyundai Fund” or the “Fund”) seeks long-term capital appreciation.